SUPPLEMENT DATED OCTOBER 10, 2008

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

PROSPECTUS DATED MAY 1, 2008

We have been advised by Old Mutual Capital that they will be liquidating and dissolving the Old Mutual Insurance Series Fund effective on or before December 15, 2008. The following funds will be affected: Old Mutual Columbus Technology & Communications Portfolio, Old Mutual Growth II Portfolio, Old Mutual Mid-Cap Portfolio and Old Mutual Small Cap Portfolio.

1.)	Effective October 17, 2008, page 1 of the Prospectus is revised to delete the following Fund Portfolio:
Old Mutual Insurance Series Fund

2.)	Effective October 17, 2008, page 2 of the Prospectus is revised to delete the name of the following Fund Portfolio:

Old Mutual Insurance Series Fund

3.)	Effective October 17, 2008, page 8 of the Prospectus is revised to delete the following:

Fund	Portfolio
Old Mutual Columbus Circle Technology & Communications Portfolio	Old Mutual Insurance Series Fund
Old Mutual Growth II Portfolio	Old Mutual Insurance Series Fund
Old Mutual Mid-Cap Portfolio	Old Mutual Insurance Series Fund
Old Mutual Small Cap Portfolio	Old Mutual Insurance Series Fund

4.)	Effective October 17, 2008, page 10 of the Prospectus, “Old Mutual Insurance Series Fund” is removed from the subparagraph, “The Funds.”

5.)	Effective October 17, 2008, page 17 of the Prospectus, is revised to delete the following Fund Portfolio and Funds and its corresponding investment objectives:

    Old Mutual Insurance Series Fund

Old Mutual Columbus Circle Technology & Communications Portfolio

Old Mutual Growth II Portfolio

Old Mutual Mid-Cap Portfolio

Old Mutual Small Cap Portfolio

This Supplement should be retained with the Prospectus for future reference.